Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Taxes
Summary of reconciliation of statutory rate to the Company's effective tax rate
	For the fiscal years ended September 30,
	2023	2022	2021
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	0.5%	(10.2%)	(14.2%)
Research and development (“R&D”) tax credit	2.9%	(3.5%)	(3.0%)
Exempt income	0.9%	-	-
Effect of non-taxable government subsidy income	-	(4.8%)	(1.0%)
Non-PRC entities not subject to PRC tax	(20.8%)	9.8%	8.7%
Change in valuation allowance	0.5%	(2.4%)	0.9%
Prior year true-up	-	-	7.8%
Others	(1.4%)	2.2%	1.0%
Effective tax rate	7.6%	16.1%	25.2%

Summary of provision for income tax
	For the fiscal years ended September 30,
	2023	2022	2021
Current income tax provision	$(203,551)	$323,306	$353,456
Deferred income tax provision	(18,571)	(9,033)	83,893
Income tax provision	$(222,122)	$314,273	$437,349

Summary of components of deferred tax liabilities and assets
	September 30,	September 30,
Deferred tax assets:	2023	2022

Net operating loss carryforwards	$6,152,427	$60,387
Allowance on receivables	583,463
Allowance on inventory	344,474
Valuation allowance on net operating loss	(7,080,364)	(60,387)
Total	-	-

Deferred tax liabilities:
Accelerated depreciation of equipment	$34,153	$53,443
Total	$34,153	$53,443